Schedule of Investments (unaudited) December 31, 2020	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Boeing Co. (The)	18,644	$3,990,935
General Dynamics Corp.	8,870	1,320,033
L3Harris Technologies Inc.	7,322	1,384,004
Lockheed Martin Corp.	8,654	3,071,997
Northrop Grumman Corp.	5,461	1,664,076
Raytheon Technologies Corp.	49,790	3,560,483

		14,991,528

Air Freight & Logistics — 0.7%
FedEx Corp.	8,478	2,201,058
United Parcel Service Inc., Class B	25,035	4,215,894

		6,416,952

Automobiles — 2.2%
General Motors Co.	43,832	1,825,164
Tesla Inc.(a)	26,431	18,651,564

		20,476,728

Banks — 4.0%
Bank of America Corp.	270,168	8,188,792
Citigroup Inc.	72,726	4,484,285
JPMorgan Chase & Co.	105,949	13,462,940
PNC Financial Services Group Inc. (The)	14,814	2,207,286
Truist Financial Corp.	47,056	2,255,394
U.S. Bancorp.	47,480	2,212,093
Wells Fargo & Co.	131,112	3,956,960

		36,767,750

Beverages — 1.9%
Coca-Cola Co. (The)	135,026	7,404,826
Constellation Brands Inc., Class A	5,539	1,213,318
Keurig Dr Pepper Inc.	15,588	498,816
Monster Beverage Corp.(a)	12,866	1,189,847
PepsiCo Inc.	48,480	7,189,584

		17,496,391

Biotechnology — 2.1%
AbbVie Inc.	61,595	6,599,905
Amgen Inc.	20,362	4,681,631
Biogen Inc.(a)	5,358	1,311,960
Gilead Sciences Inc.	43,862	2,555,400
Regeneron Pharmaceuticals Inc.(a)	3,392	1,638,709
Vertex Pharmaceuticals Inc.(a)	9,080	2,145,967

		18,933,572

Capital Markets — 2.5%
Bank of New York Mellon Corp. (The)	27,866	1,182,633
BlackRock Inc.(b)	5,134	3,704,386
Charles Schwab Corp. (The)	48,130	2,552,815
CME Group Inc.	12,398	2,257,056
Goldman Sachs Group Inc. (The)	11,572	3,051,652
Intercontinental Exchange Inc.	19,350	2,230,862
Moody’s Corp.	5,674	1,646,822
Morgan Stanley	46,575	3,191,785
S&P Global Inc.	8,395	2,759,688

		22,577,699

Chemicals — 1.5%
Air Products & Chemicals Inc.	7,704	2,104,887
Dow Inc.	25,922	1,438,671
DuPont de Nemours Inc.	25,653	1,824,185
Ecolab Inc.	8,692	1,880,601
Linde PLC	18,338	4,832,246

Security	Shares	Value

Chemicals (continued)
Sherwin-Williams Co. (The)	2,871	$2,109,927

		14,190,517

Commercial Services & Supplies — 0.2%
Waste Management Inc.	14,759	1,740,529

Communications Equipment — 0.7%
Cisco Systems Inc.	148,476	6,644,301

Consumer Finance — 0.5%
American Express Co.	22,856	2,763,519
Capital One Financial Corp.	15,809	1,562,720

		4,326,239

Diversified Financial Services — 1.7%
Berkshire Hathaway Inc., Class B(a)	65,754	15,246,380

Diversified Telecommunication Services — 1.7%
AT&T Inc.	249,073	7,163,339
Verizon Communications Inc.	144,729	8,502,829

		15,666,168

Electric Utilities — 1.4%
American Electric Power Co. Inc.	17,464	1,454,227
Duke Energy Corp.	25,744	2,357,121
Exelon Corp.	34,148	1,441,729
NextEra Energy Inc.	68,333	5,271,891
Southern Co. (The)	36,985	2,271,988

		12,796,956

Electrical Equipment — 0.4%
Eaton Corp. PLC	13,974	1,678,836
Emerson Electric Co.	20,769	1,669,205

		3,348,041

Energy Equipment & Services — 0.1%
Schlumberger Ltd.	48,191	1,052,009

Entertainment — 2.6%
Activision Blizzard Inc.	26,771	2,485,687
Electronic Arts Inc.	9,960	1,430,256
Netflix Inc.(a)	14,854	8,032,003
Walt Disney Co. (The)(a)	63,232	11,456,374

		23,404,320

Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.	15,411	3,459,153
Crown Castle International Corp.	14,474	2,304,116
Digital Realty Trust Inc.	9,748	1,359,943
Equinix Inc.	3,103	2,216,101
Prologis Inc.	25,722	2,563,454
Public Storage	5,240	1,210,073
SBA Communications Corp.	3,858	1,088,458

		14,201,298

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	15,413	5,807,310
Sysco Corp.	17,054	1,266,430
Walgreens Boots Alliance Inc.	25,138	1,002,504
Walmart Inc.	48,673	7,016,213

		15,092,457

Food Products — 0.5%
General Mills Inc.	21,175	1,245,090
Kraft Heinz Co. (The)	22,583	782,727
Mondelez International Inc., Class A	49,319	2,883,682

		4,911,499

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	60,440	$6,617,576
Baxter International Inc.	17,799	1,428,192
Becton Dickinson and Co.	9,683	2,422,880
Boston Scientific Corp.(a)	50,121	1,801,850
Danaher Corp.	21,882	4,860,867
DexCom Inc.(a)	3,217	1,189,389
Edwards Lifesciences Corp.(a)	21,535	1,964,638
Intuitive Surgical Inc.(a)	4,050	3,313,305
Medtronic PLC	46,851	5,488,126
Stryker Corp.	12,142	2,975,276

		32,062,099

Health Care Providers & Services — 2.7%
Anthem Inc.	8,700	2,793,483
Centene Corp.(a)	20,062	1,204,322
Cigna Corp.	12,384	2,578,101
CVS Health Corp.	45,626	3,116,256
HCA Healthcare Inc.	9,313	1,531,616
Humana Inc.	4,626	1,897,909
UnitedHealth Group Inc.	33,028	11,582,259

		24,703,946

Hotels, Restaurants & Leisure — 1.4%
Las Vegas Sands Corp.	11,748	700,181
Marriott International Inc./MD, Class A	9,370	1,236,091
McDonald’s Corp.	26,028	5,585,088
Starbucks Corp.	40,832	4,368,207
Yum! Brands Inc.	10,525	1,142,594

		13,032,161

Household Products — 1.7%
Colgate-Palmolive Co.	29,440	2,517,415
Kimberly-Clark Corp.	11,847	1,597,331
Procter & Gamble Co. (The)	85,252	11,861,963

		15,976,709

Industrial Conglomerates — 1.5%
3M Co.	19,643	3,433,400
General Electric Co.	303,331	3,275,975
Honeywell International Inc.	24,524	5,216,255
Roper Technologies Inc.	3,639	1,568,736

		13,494,366

Insurance — 1.5%
Aflac Inc.	24,271	1,079,331
Allstate Corp. (The)	10,597	1,164,928
American International Group Inc.	30,085	1,139,018
Aon PLC, Class A	7,906	1,670,301
Chubb Ltd.	15,691	2,415,159
Marsh & McLennan Companies Inc.	17,673	2,067,741
MetLife Inc.	26,846	1,260,420
Progressive Corp. (The)	20,514	2,028,424
Travelers Companies Inc. (The)	8,808	1,236,379

		14,061,701

Interactive Media & Services — 6.5%
Alphabet Inc., Class A(a)	10,496	18,395,710
Alphabet Inc., Class C, NVS(a)	10,163	17,804,356
Facebook Inc., Class A(a)	83,942	22,929,597

		59,129,663

Internet & Direct Marketing Retail — 5.7%
Amazon.com Inc.(a)	14,821	48,270,960
Booking Holdings Inc.(a)	1,425	3,173,860

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
eBay Inc.	22,926	$1,152,031

		52,596,851

IT Services — 6.3%
Accenture PLC, Class A	22,279	5,819,498
Automatic Data Processing Inc.	15,014	2,645,467
Cognizant Technology Solutions Corp., Class A	18,638	1,527,384
Fidelity National Information Services Inc.	21,531	3,045,775
Fiserv Inc.(a)	20,059	2,283,918
Global Payments Inc.	10,392	2,238,645
International Business Machines Corp.	31,042	3,907,567
Mastercard Inc., Class A	30,869	11,018,381
PayPal Holdings Inc.(a)	41,020	9,606,884
Square Inc., Class A(a)	12,877	2,802,550
Visa Inc., Class A	59,061	12,918,412

		57,814,481

Life Sciences Tools & Services — 0.9%
Illumina Inc.(a)	5,157	1,908,090
Thermo Fisher Scientific Inc.	13,809	6,431,956

		8,340,046

Machinery — 0.9%
Caterpillar Inc.	18,917	3,443,272
Deere & Co.	9,867	2,654,717
Illinois Tool Works Inc.	10,989	2,240,437

		8,338,426

Media — 1.3%
Charter Communications Inc., Class A(a)(c)	5,061	3,348,104
Comcast Corp., Class A	158,277	8,293,715

		11,641,819

Metals & Mining — 0.2%
Newmont Corp.	28,029	1,678,657
Southern Copper Corp.	2,841	185,006

		1,863,663

Multi-Utilities — 0.4%
Dominion Energy Inc.	28,483	2,141,922
Sempra Energy	10,083	1,284,675

		3,426,597

Multiline Retail — 0.5%
Dollar General Corp.	8,781	1,846,644
Target Corp.	17,465	3,083,097

		4,929,741

Oil, Gas & Consumable Fuels — 1.9%
Chevron Corp.	67,263	5,680,360
ConocoPhillips	37,525	1,500,625
EOG Resources Inc.	20,498	1,022,235
Exxon Mobil Corp.	147,828	6,093,470
Kinder Morgan Inc./DE	67,925	928,535
Phillips 66	15,230	1,065,186
Valero Energy Corp.	14,222	804,539

		17,094,950

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	7,758	2,065,102

Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	79,077	4,905,146
Eli Lilly & Co.	29,435	4,969,805
Johnson & Johnson	92,226	14,514,528
Merck & Co. Inc.	88,240	7,218,032
Pfizer Inc.	194,237	7,149,864

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Zoetis Inc.	16,617	$2,750,114

		41,507,489

Road & Rail — 1.3%
CSX Corp.	26,634	2,417,035
Norfolk Southern Corp.	8,939	2,123,996
Uber Technologies Inc.(a)	48,021	2,449,071
Union Pacific Corp.	23,726	4,940,228

		11,930,330

Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices Inc.(a)	41,849	3,837,972
Analog Devices Inc.	12,836	1,896,262
Applied Materials Inc.	32,021	2,763,412
Broadcom Inc.	13,805	6,044,519
Intel Corp.	143,400	7,144,188
Lam Research Corp.	5,066	2,392,520
Micron Technology Inc.(a)	38,993	2,931,494
NVIDIA Corp.	20,653	10,784,997
QUALCOMM Inc.	39,309	5,988,333
Texas Instruments Inc.	32,061	5,262,172

		49,045,869

Software — 10.0%
Adobe Inc.(a)	16,802	8,403,016
Atlassian Corp. PLC, Class A(a)	4,582	1,071,592
Autodesk Inc.(a)	7,669	2,341,653
Intuit Inc.	8,819	3,349,897
Microsoft Corp.	261,750	58,218,435
Oracle Corp.	65,864	4,260,742
salesforce.com Inc.(a)	30,646	6,819,654
ServiceNow Inc.(a)	6,795	3,740,172
VMware Inc., Class A(a)	2,784	390,484
Workday Inc., Class A(a)	6,147	1,472,883
Zoom Video Communications Inc., Class A(a)	5,844	1,971,298

		92,039,826

Specialty Retail — 2.0%
Home Depot Inc. (The)	37,521	9,966,328
Lowe’s Companies Inc.	26,402	4,237,785
Ross Stores Inc.	12,189	1,496,931
TJX Companies Inc. (The)	41,847	2,857,732

		18,558,776

Technology Hardware, Storage & Peripherals — 8.2%
Apple Inc.	564,095	74,849,766

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Dell Technologies Inc., Class C(a)	9,050	$663,274

		75,513,040

Textiles, Apparel & Luxury Goods — 0.7%
Nike Inc., Class B	42,843	6,060,999

Thrifts & Mortgage Finance — 0.0%
Rocket Companies Inc., Class A(a)(c)	4,140	83,711

Tobacco — 0.8%
Altria Group Inc.	64,925	2,661,925
Philip Morris International Inc.	54,369	4,501,209

		7,163,134

Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)	19,258	2,596,941

Total Common Stocks — 99.8% (Cost: $725,474,930)		915,353,770

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(b)(d)(e)	3,391,550	3,393,585
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	1,205,000	1,205,000

		4,598,585

Total Short-Term Investments — 0.5% (Cost: $4,598,585)		4,598,585

Total Investments in Securities — 100.3% (Cost: $730,073,515)		919,952,355

Other Assets, Less Liabilities — (0.3)%		(2,854,379)

Net Assets — 100.0%		$917,097,976

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Top 200 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$3,392,310	(a)	$—	$1,275	$—	$3,393,585	3,391,550	$8,222	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	625,000	580,000	(a)	—	—	—	1,205,000	1,205,000	1,229		—
BlackRock Inc.	1,094,645	1,699,001		(342,238)	115,303	1,137,675	3,704,386	5,134	51,557		—

					$116,578	$1,137,675	$8,302,971		$61,008		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	7	03/19/21	$1,312	$29,539

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$915,353,770	$—	$—	$915,353,770
Money Market Funds	4,598,585	—	—	4,598,585

	$919,952,355	$—	$—	$919,952,355

Derivative financial instruments(a)
Assets
Futures Contracts	$29,539	$—	$—	$29,539

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4